ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Assets To Be Disposed Of
The following table details the assets and liabilities held for sale at December 31, 2016.

(millions of $)	U.S.	Canadian[1]

Assets held for sale
Accounts receivable	13	18
Inventories	56	75
Other current assets	90	121
Plant, property and equipment	2,229	2,993	[2]
Intangible and other assets	328	440
Foreign currency translation gains	—	70	[3]
Total assets held for sale	2,716	3,717

Liabilities related to assets held for sale
Accounts payable and other	32	43
Other long-term liabilities	32	43
Total liabilities related to assets held for sale	64	86

1	At December 31, 2016 exchange rate of $1.34.

2	Includes $17 million (US$13 million) for a gas plant held for sale in the U.S. Natural Gas Pipelines segment.

3	Foreign currency translation gains related to the investments in Ravenswood, Ironwood, Kibby Wind and Ocean State Power will be reclassified from AOCI to Net Income on close of the sale.